Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 479.4	$ 361.5
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	(89.7)	233.2
Net unrealized gain (loss) on financial instruments	1.9	(5.0)
Total items that may be reclassified to net income in subsequent periods	(87.8)	228.2
Items not to be reclassified to net income:
Remeasurement gain (loss) on net employee defined benefit plans	6.5	(0.1)
Other comprehensive (loss) income, net of tax	(81.3)	228.1
Total comprehensive income, net of tax	$ 398.1	$ 589.6